Financial Income and Costs (Tables)	12 Months Ended
Dec. 31, 2024
Text block Explanatory [Abstract]
Summary of Details of Financial Income
(1)	Details of financial income for the years ended December 31, 2022, 2023 and 2024, are as follows:

(in millions of Korean won)	2022		2023		2024
Interest income	￦	271,925	￦	279,607	303,535
Gain on foreign currency transactions		67,976		27,407	27,268
Gain on foreign currency translation		43,092		11,944	43,566
Gain on derivative transactions		50,668		12,304	48,566
Gain on valuation of derivatives		182,998		49,881	399,261
Gain on disposal of trade receivables		—		3,441	—
Gain on valuation of financial instruments		31,032		32,477	13,166
Others		42,737		69,216	82,288

Total	￦	690,428	￦	486,277	917,650

Summary of Details of Financial Costs
(2)	Details of financial costs for the years ended December 31, 2022, 2023 and 2024, are as follows:

(in millions of Korean won)	2022		2023		2024
Interest expenses	￦	293,854	￦	356,345	￦	374,665
Loss on foreign currency transactions		81,171		34,281		49,308
Loss on foreign currency translation		200,109		95,730		426,842
Loss on derivative transactions		24,331		417		10,651
Loss on valuation of derivatives		21,601		6,598		3,793
Loss on disposal of trade receivables		62,697		17,980		7,955
Loss on valuation of financial instruments		65,660		55,049		112,154
Others		485		2,282		9,413

Total	￦	749,908	￦	568,682	￦	994,781